Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Share capital at beginning of period	$ 913	$ 936	$ 944
Treasury shares at beginning of period	(53)	(80)	(69)
Total outstanding share capital at beginning of period	860	856	875
Share capital movement of period	(12)	(23)	(8)
Treasury shares movement of period	5	27	(11)
Total shares outstanding movement of period	(7)	4	(19)
Share capital at end of period	901	913	936
Treasury shares at end of period	(48)	(53)	(80)
Total outstanding share capital at end of period	$ 853	$ 860	$ 856